Net Loss Per Share - Computation of Basic and Diluted Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net loss attributable to ordinary shareholders	¥ (192,927)	$ (26,430)	¥ (311,782)	¥ (177,872)
Weighted Average Number of Shares Outstanding Basic	401,923,200	401,923,200	458,636,327	502,801,926
Weighted Average Number of Shares Outstanding, Diluted	401,923,200	401,923,200	458,636,327	502,801,926
Earnings Per Share Basic | (per share)	¥ (0.48)	$ (0.07)	¥ (0.68)	¥ (0.35)
Earnings Per Share Diluted | (per share)	¥ (0.48)	$ (0.07)	¥ (0.68)	¥ (0.35)